Note 12 - Comparative Figures	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Basis of Accounting [Text Block]
12.	Comparative figures:

Certain comparative figures in the year ended
December 31, 2017
have been reclassified in order to conform to US GAAP. On the statement of financial position, prepaid expenses and other current assets were previously presented on the statement of on a combined basis, as were account payables and accrued liabilities. Paid in capital was previously presented on the statement of financial position as Contributed Surplus and Stock options. On the statement of loss and comprehensive loss, foreign exchange gains and losses on marketable securities that were previously recorded in other income and expenses were reclassified to other comprehensive income. On the statement of cash flow, interest income, previously included in cash provided by or used in investing activities, is included in cash used from operating activities.